Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net income (loss)	$ 208,466	$ (150,581)	$ 27,222
Unrealized income (losses) from hedging financial instruments
Unrealized income (loss) on interest rate swaps, net	24,840	19,819	(18,641)
Comprehensive income (loss)	233,306	(130,762)	8,581
Less: comprehensive income attributable to the non-controlling interest	(4,232)	(820)	(3,220)
Comprehensive income (loss) attributable to Tsakos Energy Navigation Limited	$ 229,074	$ (131,582)	$ 5,361